Provisions - Disclosure of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current provisions	€ 14,317	€ 14,220
Non-current provisions	18,596	8,860
Total	32,913	23,080	€ 21,468
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	4,562	3,737
Non-current provisions	9,562	5,571
Total	14,124	9,308	8,984
Sales incentives
Disclosure of other provisions [line items]
Current provisions	5,321	6,343
Non-current provisions	0	0
Total	5,321	6,343	6,031
Restructuring
Disclosure of other provisions [line items]
Current provisions	637	1,035
Non-current provisions	405	544
Total	1,042	1,579	1,300
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	379	457
Non-current provisions	601	618
Total	980	1,075	1,090
Commercial risks
Disclosure of other provisions [line items]
Current provisions	2,779	1,910
Non-current provisions	6,002	1,208
Total	8,781	3,118	2,723
Other risks
Disclosure of other provisions [line items]
Current provisions	639	738
Non-current provisions	2,026	919
Total	€ 2,665	€ 1,657	€ 1,340